CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total USD ($)	Financial Advisory [Member] USD ($)	Employee Stock USD ($)	Preferred Stock USD ($)	Common Stock USD ($)	Common Stock Financial Advisory [Member] USD ($)	Common Stock Employee Stock	Treasury Stock [Member] USD ($)	Additional Paid-in Capital USD ($)	Additional Paid-in Capital Financial Advisory [Member] USD ($)	Additional Paid-in Capital Employee Stock USD ($)	Retained Earnings USD ($)
Balance at Dec. 31, 2010				$ 15	$ 8				$ (23)
Balance (in shares) at Dec. 31, 2010				14,999,000	7,667,667
Net income (loss)	14,797											14,797
Net distributions to related party shareholder	(14,197)											(14,197)
Balance at Dec. 31, 2011	600			15	8				(23)			600
Balance (in shares) at Dec. 31, 2011				14,999,000	7,667,667
Net income (loss)	11,298											11,298
Net distributions to related party shareholder	(9,970)											(9,970)
Balance at Dec. 31, 2012	1,928			15	8				(23)			1,928
Balance (in shares) at Dec. 31, 2012				14,999,000	7,667,667
Net assets received and shares outstanding at time of reverse merger completed on September 18, 2013	15,216				7			(713)	15,922
Net assets received and shares outstanding at time of reverse merger completed on September 18, 2013, shares					6,552,352			354,592
Net contribution to related party shareholder	290								290
Incentive shares vested, value		4,441	614			1				4,440	614
Incentive shares vested, shares						1,325,776	183,334
Incentive shares granted- Vendor	343				1				342
Incentive shares granted- Vendor, Shares	1,445,000				1,445,000
Repurchase of treasury shares at cost								(127)	127
Repurchase of treasury shares at cost, shares								38,580
Issuance of 3,960,615 shares common stock and 1,980,318 warrants, net of cost of $0.2 million	11,694				4				11,690
Issuance of 3,960,615 shares common stock and 1,980,318 warrants, net of cost of $0.2 million, shares					3,960,615
Net income (loss)	(8,677)											(8,677)
Balance at Sep. 30, 2013	$ 25,849			$ 15	$ 21			$ (840)	$ 33,402			$ (6,749)
Balance (in shares) at Sep. 30, 2013				14,999,000	21,134,744			393,172